Investment in NMG Ohio LLC	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investment in NMG Ohio LLC
17.	Investment in NMG Ohio LLC

On 31 January 2019, the Company entered into a definitive agreement (“Definitive Agreement”) to acquire 100% ownership of NMG Ohio. The Company will purchase the remaining 70% interest for total cash payments of $1,575,000 and issuance of 3,173,864 common shares of the Company (Note 8). As at 31 July 2019 the Company had issued 2,380,398 of the 3,173,864 common shares with a fair value of $1,448,805. During the year ended 31 July 2019, the Company made cash payments of $1,181,250. At 31 October 2019, the Definitive Agreement had not closed.

The remaining cash payments totaling $393,750 and the remaining issuance of 793,466 common shares are expected to be paid and issued upon completion of the remaining Definitive Agreement closing items.

Until such time as the Definitive Agreement closes, the Company will continue to account for its 30% ownership interest in NMG Ohio as an investment using the equity method of accounting. During the three months ended 31 October 2019, NMG Ohio recorded net revenues of $961,444, expenses of $669,273 and a net income of $292,171. The Company recorded an equity pickup of $87,651 relating to its 30% pro rata share of net income which was included in other items on the statement of operations.

	31 October 2019	31 July 2019

Opening balance	$3,465,902	$77,600
Acquisition costs: Common shares issued to vendors at fair value	-	1,448,805
Acquisition costs: Cash payments to vendors	-	1,181,250
Dispensary build-out related costs	16,469	573,633
License fees	-	100,000
Equity pickup	87,651	56,466
Foreign exchange	(1,377)	28,148

Total	$3,568,645	$3,465,902

Summarized financial information for NMG Ohio is as follows:

31 October 2019

Current assets	$768,603
Non-current assets	853,383
Total assets	1,621,986

Current liabilities	465,933
Non-current liabilities	-
Total liabilities	465,933

Revenues	961,444
Gross profit	420,904
Net income	292,171

Net income attributable to the Company	$87,651

17.	Investment in NMG Ohio LLC

On 31 January 2019, the Company entered into a definitive agreement (“Definitive Agreement”) to acquire 100% ownership of NMG Ohio. The Company will purchase the remaining 70% interest for total cash payments of $1,575,000 and issuance of 3,173,864 common shares of the Company (Note 8). As at 31 July 2019 the Company had issued 2,380,398 of the 3,173,864 common shares with a fair value of $1,448,805. During the year ended 31 July 2019, the Company made cash payments of $1,181,250. At 31 July 2019 the Definitive Agreement had not closed.

The remaining cash payments totaling $393,750 and the remaining issuance of 793,466 common shares are expected to be paid and issued upon completion of the remaining Definitive Agreement closing items.

Until such time as the Definitive Agreement closes, the Company will continue to account for its 30% ownership interest in NMG Ohio as an investment using the equity method of accounting. During the year ended 31 July 2019, NMG Ohio recorded net revenues of $1,148,465, expenses of $960,244 and a net income of $188,244. The Company recorded an equity pickup of $56,514 relating to its 30% pro rata share of net income which was included in other items on the statement of operations.

31 July 2019

Balance, 31 July 2018	$77,600
Acquisition costs: Common shares issued to vendors at fair value	1,448,805
Acquisition costs: Cash payments to vendors	1,181,250
Dispensary build-out related costs	573,633
License fees	100,000
Equity pickup	56,466
Foreign exchange	28,148

Total	$3,465,902

Summarized financial information for NMG Ohio is as follows:

31 July 2019

Current assets	$271,121
Non-current assets	923,387
Total assets	1,194,508

Current liabilities	338,427
Non-current liabilities	-
Total liabilities	338,427

Revenues	1,225,238
Gross profit	513,643
Net income	188,244

Net income attributable to the Company	$56,466